Short-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2017	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Short Term Debt (Textual) [Abstract]
Cash equivalent maturity description		Less than one year
Maximum borrowing capacity of short term debt		$ 350
Short-term debt		0	$ 300
Weighted average annual interest rate			0.72%
Revolving Credit Facility [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt						$ 600
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt	$ 750
Outstanding amounts		$ 0	$ 0
Line of credit facility, expiry date		Apr. 02, 2020
Credit facility, spread on variable rate	0.785%
Interest rate basis on outstanding principal balances of the line of credit		A U.S. LIBOR rate
$600 million Commercial Paper Program [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt							$ 600
$750 million Commercial Paper Program [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt					$ 750
Federal Home Loan Bank Borrowings [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt				$ 250
Eligible collateral for short term borrowings		$ 6,500	6,100
Outstanding amounts		$ 0	0
Line of credit facility, expiry date		Mar. 23, 2018
Amounts outstanding under agreement with Federal Home Loan Bank		$ 0	$ 0
Custodial Bank [Member]
Short Term Debt (Textual) [Abstract]
Interest rate basis on outstanding principal balances of the line of credit		One-month U.S. LIBOR